MUTUAL FUND AND VARIABLE INSURANCE TRUST

(the “Trust”)

Catalyst Managed Futures Strategy VA Fund

(the “Fund”)

Supplement dated April 14, 2016

to the Statement of Additional Information dated April 5, 2016

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund dated April 5, 2016 and should be read in conjunction with such Statement of Additional Information.

Effective April 16, 2016, the section of the SAI entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUND? – Officers” is replaced in its entirety with the following:

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years
Jerry Szilagyi 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1962	President	Since April 2016

Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Managing Member, Catalyst Mutuals Fund Distributors LLC, 12/2014-present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since April 2016	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since April 2016	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since April 2016	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.

Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Since April 2016	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.

* * * * *

You should read this Supplement in conjunction with the Fund’s current Prospectus, Summary Prospectus and Statement of Additional Information which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (866) 447-4228 or by writing to 36 N. New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.